Acquisitions - Additional Information (Detail) (USD $)	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Shareowner Services	Dec. 31, 2011 Shareowner Services	Jun. 30, 2011 Talon Asset Management Year	Nov. 30, 2011 Penson Financial Services Australia Pty Ltd Year	Jun. 30, 2010 Global Investment Servicing Year	Aug. 02, 2010 BHF Asset Servicing GmbH Year	Aug. 31, 2010 I(3) Advisors of Toronto Year	Nov. 30, 2009 Insight Investment Management Limited Year
Business Acquisition [Line Items]
Contingent payments	$ 17,000,000
Potential obligation to pay additional consideration, lower limit	3,000,000
Potential obligation to pay additional consideration, upper limit	35,000,000
Potential obligation to pay additional consideration, period of measurement (in years)	3 years
Business acquisition				11,000,000	33,000,000	2,300,000,000	370,000,000	21,100,000	377,000,000
Assets acquired						590,000,000	3,600,000,000
Potential contingent additional consideration recorded as goodwill				5,000,000
Assets acquired, securities							2,600,000,000
Liabilities assumed						250,000,000	3,400,000,000
Goodwill related to acquisition						1,505,000,000
Liabilities assumed, deposits							2,300,000,000
Goodwill related to acquisition, tax deductible				10,000,000	10,000,000	1,256,000,000	272,000,000
Goodwill related to acquisition, non-tax deductible						249,000,000		8,000,000	202,000,000
Intangible assets, useful life, minimum (in years)						10
Intangible assets, useful life (in years)				20	9		10	33
Intangible assets, useful life, maximum (in years)						20			11
Intangible assets - customer relationships				6,000,000	6,000,000			10,000,000
Intangible assets - customer contracts						477,000,000	40,000,000		111,000,000
Business disposition, sales price		550,000,000
Business disposition, pre-tax gain		98,000,000
Business disposition, revenue			273,000,000
Business disposition, per tax income			$ 21,000,000